Key Management Personnel Compensation - Summary of Directors and Key C-Com Members' Compensation (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [abstract]
Short-term employee benefit paid	[1]	$ 3,622,362	$ 3,923,272	$ 3,458,169
Directors' fees		692,714	646,042	887,344
Long-term employee benefit - pension	[2]	26,641	28,444	37,433
Long-term employee benefit - supplemental pension	[3]	828,603	778,027	832,804
Share-based payments	[4]	$ 129,918	$ 443,575	$ 270,940

[1]	Excludes social contributions.
[2]	Cost of services rendered and interest cost.
[3]	Cost of services rendered and interest cost on the supplemental pension implemented by the end of 2004.
[4]	Expense in the income statement related to the stock options and performance shares plans.